Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue

4.	Revenue

	2024	2023	2022
	S$	S$	S$

Gross revenue	1,854,776	3,100,812	4,282,726
Less: Discounts and rebate	(5,267)	(10,451)	(92,888)

	1,849,509	3,090,361	4,189,838

	2024	2023	2022
	S$	S$	S$
Disaggregation of revenue
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized overtime

Installation fees	559,265	596,415	1,165,138
Onboarding fees	-	6,407	6,897
Subscription fees	263,536	1,168,388	368,001
Campaign fees	300,000	-	-
Server costs	73,463	147,120	542,351
Source code revenue	645,171	1,150,093	2,200,000

	1,841,435	3,068,423	4,282,387
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized at a point in time

Miscellaneous income	13,341	32,389	339

Gross revenue	1,854,776	3,100,812	4,282,726

Discounts	(5,267)	(10,451)	(70,888)
Streaming hours rebate	-	-)	(22,000)
	(5,267)	(10,451)	(92,888)

Net revenue	1,849,509	3,090,361	4,189,838